Credit Facility (Details) - Loans to corporate entities [member]	Apr. 30, 2019 USD ($)	Apr. 30, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 4,000,000
Borrowings, interest rate	5.70%	5.70%
Borrowings		$ 1,000,000